Employee Benefit Plans (AOCI and regulatory assets and liabilities that have not been recognized as components of periodic benefit (credit) cost) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		$ 659	$ 799
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		98	123
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		3,181	3,200
Prior service (credit) cost		8	4
Total	[1]	3,189	3,204
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		367	458
Total	[2]	367	458
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		283	283
Prior service (credit) cost		(440)	(419)
Total	[1]	(157)	(136)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		76	60
Prior service (credit) cost		(52)	7
Total	[2]	$ 24	$ 67

[1]	As of December 31, 2017, of the $3.2 billion and $(157) million related to pension benefits and other postretirement benefits, $1.9 billion and $(87) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities. As of December 31, 2016, of the $3.2 billion and $(136) million related to pension benefits and other postretirement benefits, $1.9 billion and $(103) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities.
[2]	As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $24 million related to other postretirement benefits is included entirely in regulatory assets and liabilities. As of December 31, 2016, of the $458 million related to pension benefits, $167 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $67 million related to other postretirement benefits is included entirely in regulatory assets and liabilities.